5. Property and Equipment (Details Narrative) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property And Equipment Details Narrative
Depreciation and amortization expense	$ 256,363	$ 85,662
Accumulated depreciation and amortization	455,871	229,972
Amortization expense for software	$ 226,454	$ 60,290